Allowance for Credit Losses - Allowance for Loans Losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Individually assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	€ 2,071	€ 2,252	€ 2,364
Provision for loan losses	299	743	334
Net charge-offs:	(487)	(894)	(482)
Charge-offs	(541)	(979)	(538)
Recoveries	54	85	56
Other changes	(117)	(30)	36
Allowance for loan losses, end of year	1,766	2,071	2,252
Collectively assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	2,475	2,776	2,849
Provision for loan losses	253	604	548
Net charge-offs:	(532)	(870)	(612)
Charge-offs	(605)	(972)	(717)
Recoveries	73	101	105
Other changes	(41)	(35)	(8)
Allowance for loan losses, end of year	2,155	2,475	2,776
Total [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	4,546	5,028	5,212
Provision for loan losses	552	1,347	882
Net charge-offs:	(1,019)	(1,764)	(1,094)
Charge-offs	(1,146)	(1,951)	(1,255)
Recoveries	127	187	161
Other changes	(158)	(65)	28
Allowance for loan losses, end of year	€ 3,921	€ 4,546	€ 5,028